Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Major Deferred Tax (Assets) Liabilities Recognized and Movement

The following are the major deferred tax (assets) liabilities recognized and movement thereon during the current and prior reporting periods.

					Fair value
					adjustments
					on acquisition
		Undistributed		Fair value	of Zhengxing
	Unrealized	profits		adjustment	Wheel
	profit in	of PRC	Deferred	on trade	other than
	inventories	subsidiaries	income	names	trade names	Tax loss	Others*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2016	(302)	53,355	(1,514)	4,250	19,980	(15,708)	9,265	69,326
Charge (credit) to profit or loss	(235)	—	119	—	(562)	(7,578)	380	(7,876)

At December 31, 2016	(537)	53,355	(1,395)	4,250	19,418	(23,286)	9,645	61,450
Charge (credit) to profit or loss	182	—	120	—	(559)	953	406	1,102
Attributable to change in tax rate	—	—	—	—	(141)	—	(1,241)	(1,382)

At December 31, 2017	(355)	53,355	(1,275)	4,250	18,718	(22,333)	8,810	61,170

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

At December 31, 2017	(54)	8,201	(196)	653	2,877	(3,433)	1,354	9,402

*	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.

Deferred Tax Balances in the Consolidated Statements of Financial Position

The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial reporting purposes:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Deferred tax assets	(23,836)	(25,500)	(3,919)
Deferred tax liabilities	85,286	86,670	13,321

	61,450	61,170	9,402

Unused Tax Losses	At the end of each reporting period, the Group had the followings unused tax losses:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Unused tax losses	140,427	144,766	22,250